SEGMENTS (Details 3) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Product Information [Line Items]
Net revenues	$ 4,823	$ 5,058	$ 14,771	$ 15,104
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,366	1,440	3,939	4,124
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	285	218	803	705
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	115	137	354	389
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	326	299	883	845
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	86	82	245	254
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	1,085	1,107	3,063	3,116
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	92	103	304	320
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	97	94	273	283
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	149	111	401	358
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	92	64	273	209
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	207	180	543	541
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,178	$ 2,176	$ 6,224	$ 6,317